Asset or Liability Financial Commodity Derivative Instrument Positions (Detail) (USD $) In Thousands, unless otherwise specified			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Natural Gas Liquids bbl	Mar. 31, 2013 Natural Gas Mcf	Mar. 31, 2013 Oil bbl	Mar. 31, 2013 2013-Swap Natural Gas Liquids bbl OptionPlan	Mar. 31, 2013 2013-Swap Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013-Swap Oil bbl OptionPlan	Mar. 31, 2013 2014- Swap Natural Gas Liquids bbl OptionPlan	Mar. 31, 2013 2014- Swap Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013- Three Way Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013- Three Way Collar Oil bbl OptionPlan	Mar. 31, 2013 2013-Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013-Collar Oil bbl OptionPlan	Mar. 31, 2013 2013-Put Natural Gas Mcf OptionPlan	Mar. 31, 2013 2013 - Swaption Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014 - Call Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014-3-Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014-3-Collar Oil bbl OptionPlan	Mar. 31, 2013 2014-Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014-Collar Oil bbl OptionPlan	Mar. 31, 2013 2015-Three Way Collar Natural Gas Mcf OptionPlan	Mar. 31, 2013 2015-Swap Natural Gas Mcf OptionPlan	Mar. 31, 2013 2014-Deferred Put Spread Oil bbl OptionPlan
Derivatives, Fair Value [Line Items]
Volume			261,000	30,820,000	1,158,000	243,000	6,190,000	360,000	18,000	4,740,000	1,890,000	45,000	2,520,000	165,000	1,980,000	900,000	1,800,000	6,000,000	360,000	1,800,000	60,000	1,800,000	1,200,000	168,000
Put Option						0	0.00	0.00	0	0.00	3.35	65.00	0.00	0.00	0.00	0.00	0.00	3.00	69.00	0.00	0.00	3.37	0.00	75.00
Floor						0	0.00	0.00	0	0.00	4.17	85.00	4.77	79.45	5.00	0.00	0.00	3.95	84.18	3.51	90.00	4.15	0.00	90.00
Ceiling						0	0.00	0.00	0	0.00	4.88	100.00	5.68	103.00	0.00	0.00	5.00	4.64	104.27	4.43	97.65	4.59	0.00	0.00
Swap						57.48	3.87	93.02	47.46	3.96	0.00	0.00	0.00	0.00	0.00	4.50	0.00	0.00	0.00	0.00	0.00	0.00	4.18	0.00
Fair Market Value	$ (2,400)	$ 9,800	$ 410	$ (1,070)	$ (1,741)	$ 431	$ (1,695)	$ (1,322)	$ (21)	$ (1,225)	$ 328	$ (66)	$ 1,823	$ (178)	$ 1,456	$ (427)	$ (370)	$ (278)	$ (42)	$ (397)	$ 68	$ (178)	$ (107)	$ (201)